UNSECURED NOTES PAYABLE (Tables)	9 Months Ended
Dec. 31, 2022
Unsecured Notes Payable
Schedule of notes payable

(In thousands)	iOx	Total

Balance, April 1, 2021	$150	$150
Exchange of notes payable and accrued interest for iOx shares	(150)	(150)
Balance, March 31, 2022	$–	$–
Balance, December 31, 2022	$–	$–